UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05506

                 College and University Facility Loan Trust Two
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                c/o U.S. Bank One Federal Street Boston, MA 02110
                       -----------------------------------
               (Address of principal executive offices) (Zip code)

                               Diana J. Kenneally
                       U.S. Bank Corporate Trust Services
                               One Federal Street
                                Boston, MA 02110
                       -----------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 603-6406

Date of fiscal year end: November 30

Date of reporting period: December 1, 2003 - May 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

                                                          College and University
                                                         Facility Loan Trust Two





                                                            Financial Statements
                                                   Six Months Ended May 31, 2004

Accountants' Compilation Report


To the Owner Trustee of
College and University Facility
Loan Trust Two

We have compiled the accompanying statement of assets and liabilities of College and University Facility Loan Trust Two (the "Trust"), including the schedule of investments, as of May 31, 2004, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 2003, 2002, 2001, 2000 and 1999, presented herein for comparative purposes, was audited by other auditors, whose report thereon dated January 29, 2004 expressed an unqualified opinion, except for the effect on the 2003 and 2002 financial statements of accounting for investments under the amortized cost method of accounting as described in Note 2 to the financial statements.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them. However, we did become aware of a departure from accounting principals generally accepted in the United States of America that is described in the following paragraph.

As disclosed in Note 2 to the financial statements, the Trust is accounting for its investments under the amortized cost method of accounting, adjusted by an allowance for loan losses. Accounting principals generally accepted in the United States of America require that the investments be accounted for under the fair value method of accounting. Accounting for the investments under the fair value method of accounting, based on the Trust's estimate of fair value as described in Note 8, would result in an increase of approximately $23,219,000 in the recorded value of the investments and an increase in unrealized appreciation of investment of approximately $23,219,000 as of May 31, 2004.


We are not independent with respect to College and University Facility Loan Trust Two.


 /s/ BDO Seidman, LLP


July 15, 2004

                                                          College and University
                                                         Facility Loan Trust Two

                                             Statement of Assets and Liabilities

================================================================================

May 31,                                                                           2003
======================================================================================
Assets:

Investments, at amortized cost, net of allowance for loan losses of
  $1,432,376 (Notes 2, 6, 7 and 8, and Schedule of Investments)           $ 86,078,149
Cash                                                                           149,062
Prepaid expenses                                                                13,750
Interest receivable                                                            861,615
Deferred bond issuance costs (Note 2)                                          268,261
--------------------------------------------------------------------------------------

     Total assets                                                           87,370,837
--------------------------------------------------------------------------------------

Liabilities:

Bonds payable, net of unamortized discount (Notes 3 and 8)                  71,613,566
Interest payable (Note 3)                                                    1,793,564
Accrued expenses and other liabilities                                         221,042
Distribution payable to Class B certificateholders (Note 5)                  1,381,128
--------------------------------------------------------------------------------------

     Total liabilities                                                      75,009,300
--------------------------------------------------------------------------------------

Net Assets:

Class B certificates, par value $1 - authorized, issued and
  outstanding - 1,763,800 certificates (Note 5)                              1,763,800
Distributions in excess of tax earnings (Notes 2 and 5)                     (2,545,026)
Additional paid-in capital (Note 2)                                         13,142,763
--------------------------------------------------------------------------------------

     Total net assets                                                     $ 12,361,537
======================================================================================
     Net asset value per Class B certificate
       (based on 1,763,800 certificates outstanding)                      $       7.01
======================================================================================

                See accompanying accountants' compilation report
                       and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                         Statement of Operations

================================================================================

Six months ended May 31,                                                          2004
======================================================================================

Investment income:
   Interest income (Note 2)                                                 $5,612,819
--------------------------------------------------------------------------------------

Expenses:
   Interest expense (Notes 2 and 3)                                          3,756,425
   Servicer fees (Note 4)                                                       44,968
   Trustee fees (Note 4)                                                        22,665
   Other trust and bond administration expenses                                158,162
--------------------------------------------------------------------------------------

     Total expenses                                                          3,982,220
--------------------------------------------------------------------------------------

     Net investment income                                                   1,630,599
--------------------------------------------------------------------------------------

Net increase in net assets resulting from operations                        $1,630,599
======================================================================================

                See accompanying accountants' compilation report
                       and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                         Statement of Cash Flows

================================================================================

Six months ended May 31,                                                          2004
======================================================================================
Cash flows from operating activities:
   Interest received                                                      $  2,096,644
   Interest paid                                                            (1,975,195)
   Operating expenses paid                                                    (280,004)
--------------------------------------------------------------------------------------

       Net cash used in operating activities                                  (158,555)
--------------------------------------------------------------------------------------

Cash flows from investing activities:
   Net increase in funds held under investment agreements                    1,430,476
   Principal payments on Loans                                              10,187,032
--------------------------------------------------------------------------------------

       Net cash provided by investing activities                            11,617,508
--------------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                            (9,081,538)
   Distributions to Class B certificateholders                              (2,278,353)
--------------------------------------------------------------------------------------

       Net cash used in financing activities                               (11,359,891)
--------------------------------------------------------------------------------------

Net increase in cash                                                            99,062

Cash, beginning of period                                                       50,000
--------------------------------------------------------------------------------------

Cash, end of period                                                       $    149,062
======================================================================================

Reconciliation of net increase in net assets resulting from
  operations to net cash used for operating activities:
   Net increase in net assets resulting from operations                   $  1,630,599
   Increase in prepaid expenses                                                (13,750)
   Decrease in interest receivable                                              24,095
   Decrease in accrued expenses and other liabilities                          (40,459)
   Decrease in Bond interest payable                                          (181,631)
   Amortization of original issue discount on Bonds                          1,933,026
   Amortization of purchase discount on Loans                               (3,540,270)
   Amortization of deferred Bond issuance costs                                 29,835
--------------------------------------------------------------------------------------

       Net cash used in operating activities                              $   (158,555)
======================================================================================

                See accompanying accountants' compilation report
                       and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                              Statement of Changes in Net Assets
                                                                     (Note 2(f))
================================================================================

                                                                    For the
                                                                  Six Months
                                                                     Ended            Year Ended
                                                                    May 31,          November 30,
                                                                     2004                2003
===================================================================================================
                                                                  (Unaudited)          (Audited)
From operations:
   Net investment income                                          $ 1,630,599         $ 1,838,312
---------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                 1,630,599           1,838,312
---------------------------------------------------------------------------------------------------

Capital certificate transactions:
   Distributions to Class B certificateholders (Note 5)             1,381,128          (3,204,355)
---------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                                 249,471          (1,366,043)

Net assets:
   Beginning of period                                             12,112,066          13,478,109
---------------------------------------------------------------------------------------------------

   End of period                                                  $12,361,537         $12,112,066
===================================================================================================

                See accompanying accountants' compilation report
                       and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                            Financial Highlights
                                                                 (Notes 1 and 5)
================================================================================

                                          For the
                                        Six Months
                                           Ended                             Years Ended November 30,
                                          May 31,     ------------------------------------------------------------------------------
                                           2004            2003         2002          2001           2000         1999
====================================================================================================================================
                                        (Unaudited)                                 (Audited)
                                                      ------------------------------------------------------------------------------
Net asset value, beginning of period      $6.87            $ 7.64          $ 8.53          $ 9.01          $10.05         $ 9.45

Net investment income                       .92              1.04            1.37            1.15            1.34           1.38

Provision for loan losses                    --                --              --              --            (.17)            --

Dividends to Class A Preferred
  certificateholders:
   From net investment income                --                --              --              --              --             --
   As tax return of capital                  --                --              --              --              --           (.11)

Distribution to Class B
  certificateholders:
   As tax return of capital                (.78)            (1.81)          (2.26)          (1.63)          (2.21)          (.67)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period            $7.01            $ 6.87          $ 7.64          $ 8.53          $ 9.01         $10.05
====================================================================================================================================

Total investment return (a)                 N/A               N/A             N/A             N/A             N/A            N/A

Net assets applicable to Class A
  Preferred certificates,
    end of period                   $        --       $        --     $        --     $        --     $        --    $        --
====================================================================================================================================

Net assets applicable to Class B
  certificates, end of period       $12,361,537       $12,112,066     $13,478,109     $15,039,698     $15,898,314    $17,724,801
====================================================================================================================================

Ratios and Supplemental Data:

   Ratio of operating expenses to
     average net assets applicable
     to Class B certificates             65.09%(b)(c)     66.777%(b)       70.03%(b)       69.21%(b)       73.02%(b)      78.42%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B certificates              26.65(c)         14.37%          16.97%          13.05%          14.10%         14.13%

   Number of Class B certificates
     outstanding, end of period       1,763,800         1,763,800       1,763,800       1,763,800       1,763,800      1,763,800

(a)  The Trust's investments are recorded at amortized cost as discussed in Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b)  Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was
     3.69%(c), 3.26%, 2.76%, 2.72%, 2.53% and 2.57% in 2004, 2003, 2002, 2001, 2000 and 1999, respectively.

(c)  Annualized.

                                                 See accompanying accountants' compilation report and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

1. Organization      College and University Facility Loan Trust Two (the Trust)
   and Business      was formed on March 11, a 1988 as a business trust under
                     the laws of the Commonwealth of Massachusetts by a declaration of trust by the Bank of Boston (the Owner
                     Trustee), succeeded by State Street Bank and Trust
                     Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity but solely as Owner
                     Trustee. The Trust is registered under the Investment
                     Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                     The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.


               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

1. Organization and  All payments on the Loans and earnings under the
   Business          investment agreements and any required transfers from the
   (Continued)       Expense and Liquidity Funds are deposited to the credit
                     of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders.

                     On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.


2. Summary of        (a) College and University Facility Loans
   Significant
   Accounting        The Loans were purchased and recorded at a discount below
   Policies          par. Pursuant to a "no-action letter" that the Trust
                     received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of May 31, 2004 was approximately $30,152,000. As a result of prepayments of Loans in the six months ended May 31, 2004, additional interest income of approximately $1,255,000 was recognized.

               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

2. Summary of        (a) College and University Facility Loans (Continued)
   Significant
   Accounting        The Trust's policy is to discontinue the accrual of
   Policies          interest on Loans for which payment of principal or
   (Continued)       interest is 180 days or more past due or for other such
                     Loans that management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received. Payments are generally applied to interest first, with the balance, if any, applied to principal. At May 31, 2004, no loans have been placed on nonaccrual status.

                     Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

                     (b) Other Investments

                     Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two investment agreements issued by JP Morgan Chase Bank, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at JP Morgan Chase Bank's option. These investments are carried at amortized cost. These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

                     GAAP requires that the investments be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

2. Summary of        (c) Federal Income Taxes
   Significant
   Accounting        It is the Trust's policy to comply with the requirements
   Policies          applicable to a regulated investment company under
   (Continued)       Subchapter M of the Internal Revenue Code of 1986, as
                     amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                     For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                     (d) Deferred Bond Issuance Costs

                     Deferred Bond issuance costs are being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

                     (e) Accounting for Impairment of a Loan and Allowance for
                         Loan Losses

                     The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

                     The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

                     (1) a valuation allowance for loans identified as impaired,

                     (2) a formula-based general allowance for the various loan portfolio classifications, and

                     (3) an unallocated allowance.

               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

2. Summary of        (e)  Accounting for Impairment of a Loan and Allowance for
   Significant             Loan Losses (Continued)
   Accounting
   Policies          A loan is impaired when, based on current information and
   (Continued)       events, it is probable that the Trust will be unable to
                     collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment.

                     The formula-based general allowance is derived primarily from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases. The sum of these allocations comprise the Trust's formula-based general allowance.

                     In addition to the valuation and formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

                     There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

2. Summary of        (f) Presentation of Capital Distributions
   Significant
   Accounting        Capital distributions are accounted for in accordance with
   Policies          the American Institute of Certified Public Accountants
   (Continued)       Statement of Position (SOP) 93-2, "Determination,
                     Disclosure and Financial Statement Presentation of Income,
                     Capital Gain and Return of Capital Distributions by
                     Investment Companies." SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

                     As of November 30, 2003, all tax earnings and profits have been distributed. Accordingly, all accumulated undistributed net investment income has been reclassified to paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

                     The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2004; however, the amount cannot be reasonably estimated at May 31, 2004.

               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

2. Summary of        (g) Use of Estimates
   Significant
   Accounting        The preparation of financial statements in conformity with
   Policies          accounting principles generally accepted in the United
   (Continued)       States requires us to make estimates, judgments and
                     assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses.
                     The Trust bases its estimates on historical experience, actuarial estimates, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions.

                     The allowance for loan losses is a critical accounting policy that requires estimates and assumptions to be made in the preparation of the Trust's financial statements. The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. The allowance for loan losses is a significant estimate and is therefore regularly evaluated for adequacy by taking into consideration factors such as prior loan loss experience, the character and size of the loan portfolio, business and economic conditions and the Trust's estimation of future losses. The use of different estimates or assumptions could produce different provisions for loan losses. See Note 2(e) for a detailed description of the Trust's estimation process and methodology related to the allowance for loan losses.

               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

3. Bonds The Bonds outstanding at May 31, 2004 consist of the following:

                                            Outstanding      Unamortized      Carrying
                 Interest       Stated       Principal        Discount         Amount
      Type         Rate        Maturity       (000's)          (000's)         (000's)
   ------------------------------------------------------------------------------------
   Sequential     4.00%      June 1, 2018    $89,678           $18,064         $71,614

                     Interest on the Bonds is payable semiannually. On June 1, 2004, the Trust made a principal payment of $6,941,626 on the Bonds.

                     Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

3. Bonds             The estimated aggregate principal payments on the Bonds
   (Continued)       at May 31, 2004 after taking into consideration actual Loan prepayments, Defaulted Loans and the Maximum Principal
                     Distribution Amount, as defined in the Indenture, are as follows:

                                                                         Amount
                     Fiscal Year                                         (000's)
                     ===========================================================
                     2004                                                $ 6,942
                     2005                                                 10,714
                     2006                                                  9,283
                     2007                                                  8,241
                     2008                                                  7,274
                     Thereafter                                           47,224
                     -----------------------------------------------------------
                     Total $                                              89,678
                     ===========================================================

                     Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                     In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust. The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

4. Administrative    (a) Servicer
   Agreements
                     As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage receives a servicing fee. The fee is earned each date payments are received on each Loan and is equal to 0.075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year. For the six months ended May 31, 2004, this fee totaled $43,368. GMAC Commercial Mortgage is reimbursed by the Trust for out-of-pocket expenses incurred in connection with the inspection of buildings and property used as collateral for the loans. For the six months ended May 31, 2004, out-of-pocket expenses totalled $1,600.

                     (b) Trustees

                     As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                     o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $7,500 and $6,250, respectively, for the six months ended May 31, 2004.

                     o The Bond Trustee is entitled to an annual fee equal to 0.015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses. For the six months ended May 31, 2004, total Bond Trustee fees and out-of-pocket expenses amounted to $8,915.

               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

5. Certificates      Holders of each of the Class B certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis. On June 1, 2004, a distribution of $1,381,128 was made to the Class B certificateholders.
                     This payment is reflected as a liability in the accompanying statement of assets and liabilities.

                     While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month. The certificateholders shall each be entitled to one vote per certificate.


6. Allowance For     An analysis of the allowance for loan losses for the six
   Loan Losses       months ended May 31, 2004 is summarized as follows:

                     Balance, beginning of year                     $  1,432,376
                     Provision                                                --
                     Charge-offs                                              --
                     -----------------------------------------------------------

                     Balance, end of year                           $  1,432,376
                     ===========================================================

                     At May 31, 2004, there were no recorded investments in loans that are considered to be impaired. See Note 2(e) for a discussion of the Trust's impaired loan accounting policy.

               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

7. Loans Scheduled principal and interest payments on the Loans as of May 31, 2004, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                        Principal      Interest
                                        Payments       Payments           Total
                     Fiscal year         (000's)        (000's)          (000's)
                     ===========================================================
                     2004              $  8,180         $ 1,645        $  9,825
                     2005                11,300           2,919          14,219
                     2006                 9,854           2,573          12,427
                     2007                 9,013           2,272          11,285
                     2008                 8,080           2,000          10,080
                     Thereafter          56,948           9,142          66,090
                     -----------------------------------------------------------

                     Total             $103,375         $20,551        $123,926
                     ===========================================================

                     Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments. As of May 31, 2004, there were no Loans in Default.

               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

7. Loans             The following analysis summarize the stratification of the
   (Continued)       Loan portfolio by type of collateral and institution as of
                     May 31, 2004:

                                                           Amortized
                                               Number        Cost
                     Type of Collateral       of Loans      (000's)        %
                     ===========================================================
                     Loans secured by a
                       first mortgage           143         $44,480       60.8%

                     Loans not secured by
                       a first mortgage          70          28,743       39.2
                     -----------------------------------------------------------

                     Total Loans                213         $73,223      100.0%
                     ===========================================================

                                                           Amortized
                                               Number        Cost
                     Type of Institution      of Loans      (000's)        %
                     ===========================================================

                     Private                    147         $44,869       61.3%

                     Public                      66          28,354       38.7
                     -----------------------------------------------------------

                     Total Loans                213         $73,223      100.0%
                     ===========================================================

                     The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

7. Loans             The collateral for Loans that are secured by a mortgage on
   (Continued)       real estate generally consists of special purpose
                     facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8. Fair Value        Statement of Financial Accounting Standards No. 107,
   of Financial      "Disclosures about Fair Value of Financial Instruments,"
   Instruments       allows for the use of a wide range of valuation techniques;
                     therefore, it may be difficult to compare the Trust's fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                     Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

8. Fair Value        The estimated fair value of each category of the Trust's
   of Financial      financial instruments and the related book value presented
   Instruments       in the accompanying statement of assets and liabilities as
   (Continued)       of May 31, 2004 is as follows:

                                                   Amortized
                                                     Cost            Fair Value
                                                   (000's)             (000's)
                     ===========================================================
                     Loans                          $71,791*          $ 94,115

                     Investment Agreements:
                        Revenue Fund                 12,338             13,011
                        Liquidity Fund                1,949              2,171
                     -----------------------------------------------------------

                                                    $86,078           $109,297
                     ===========================================================

                     Bonds                          $71,614           $ 84,927
                     ===========================================================

                     *Net of allowance for loan losses of $1,432,376.


               See accompanying accountants' compilation report.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                   May 31,2004
                                   -----------

                          (Dollar Amounts in Thousands)


Outstanding                                                        Stated                         Internal        Amortized
 Principal                                                        Interest       Maturity          Rate of       Cost (Notes
  Balance                       Description                        Rate %          Date          Return % (A)      1 and 2)
---------- -------------------------------------------------     ----------     ----------       ------------   -------------
           COLLEGE AND UNIVERSITY LOANS (83.4%)
           ---------- ALABAMA --------
    $145   Alabama Agricultural and Mechanical University        3.000-3.750    07/01/2005          10.25            $134
   1,465   Alabama Agricultural and Mechanical University           3.000       05/01/2018          10.27             941
   1,745   Auburn University                                        3.000       12/01/2018           9.16           1,147
     145   Huntingdon College                                       3.000       10/01/2008          10.60             121
     295   Talladega College                                        3.000       12/01/2012          10.24             216
   1,050   University of Alabama in Birmingham                      3.000       11/01/2008           7.97             933
           ---------- ARKANSAS --------
      78   University of Central Arkansas                           3.000       04/01/2005          10.69              72
           ---------- CALIFORNIA --------
     158   Azusa Pacific University                                 3.750       04/01/2015          10.88             110
     485   California Polytechnic State University                  3.000       11/01/2007          10.05             424
     140   California State University                              3.000       11/01/2006           8.75             129
     905   California State University                              3.000       11/01/2013           8.93             695
   2,178   California State University                              3.000       11/01/2019           8.99           1,462
     405   Chapman College                                          3.000       10/01/2013          10.65             288
     107   Chapman College                                          3.000       11/01/2005          10.63              99
     112   Chapman College                                          3.000       11/01/2007          10.57              97
      24   Gavilan College                                          3.000       04/01/2006          10.59              21
     379   Lassen Junior College District                           3.000       04/01/2020          10.27             231
     232   Occidental College                                       3.000       10/01/2019          10.41             143
     365   San Diego State University                               3.000       11/01/2006          10.04             330
   1,325   University Student Co-Operative Association              3.000       04/01/2019          10.70             828
     250   West Valley College                                      3.000       04/01/2009          10.50             203
           ---------- COLORADO --------
     230   Fort Lewis College                                       3.000       10/01/2006          10.09             207
     375   Regis College (Denver)                                   3.000       11/01/2012          10.47             278
           ---------- DELAWARE --------
     150   Wesley College                                           3.375       05/01/2013          10.88             111
     500   University of Delaware                                   3.000       11/01/2006           9.08             457
     534   University of Delaware                                   3.000       12/01/2018           8.81             356
           ---------- FLORIDA --------
     240   Embry-Riddle Aeronautical University                     3.000       09/01/2007          10.64             206
      38   Florida Agricultural and Mechanical University           3.625       07/01/2004          10.29              36
      17   Florida Atlantic University                              3.500       07/01/2004          10.27              16
     145   Florida Atlantic University                              3.000       07/01/2006          10.18             129
     116   Florida Institute of Technology                          3.000       11/01/2009          10.53              94
     355   Florida State University                                 3.000       01/01/2009           9.40             300
     180   Nova University                                          3.000       12/01/2007          10.04             151
      58   Stetson University                                       3.000       01/01/2006          11.25              51
     255   University of Central Florida                            3.000       10/01/2007          10.08             222

                See accompanying accountants' compilation report
                       and notes to financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                   May 31,2004
                                   -----------

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                        Stated                         Internal        Amortized
 Principal                                                        Interest       Maturity          Rate of       Cost (Notes
  Balance                       Description                        Rate %          Date          Return % (A)      1 and 2)
---------- -------------------------------------------------     ----------     ----------       ------------   -------------
  $1,725   University of Florida                                    3.000       07/01/2014          10.15          $1,217
     280   University of South Florida                              3.750       07/01/2005          10.30             259
           ---------- GEORGIA --------
     121   Emmanuel College                                         3.000       11/01/2013          10.45              87
     103   Georgia Education Authority Board of Regents
             of the University System of Georgia                    3.375       01/01/2003          10.60             103
     165   LaGrange College                                         3.000       03/01/2009          11.06             131
     348   Mercer University                                        3.000       05/01/2014          10.58             246
     570   Morehouse College                                        3.000       07/01/2010          10.50             434
      81   Morris Brown College                                     3.750       05/01/2007          11.12              70
   1,205   Morris Brown College                                  2.750-3.750    05/01/2018          10.89             782
     743   Paine College                                            3.000       10/01/2016          10.45             493
           ---------- ILLINOIS --------
     585   Concordia College                                        3.000       05/01/2019          10.65             354
     132   Kendall College                                          3.000       10/01/2008          10.59             110
     100   Knox College                                             3.000       04/01/2006          11.15              89
     960   Sangamon State University                                3.000       11/01/2018          10.12             628
           ---------- INDIANA --------
      70   Anderson University                                      3.000       03/01/2006          11.19              62
     215   Purdue University                                        3.625       07/01/2004           9.33             206
      78   Purdue University                                        3.000       07/01/2005           9.26              73
     197   Taylor University                                        3.000       10/01/2012          10.50             146
     611   Taylor University                                        3.000       10/01/2013          10.49             441
     820   University of Notre Dame                                 3.000       02/15/2019          10.62             507
   3,310   Vincennes University                                     3.000       06/01/2023           9.02           2,032
           ---------- IOWA --------
      47   NIACC Dormitories, Inc.                                  3.000       10/01/2012          10.27              35
     254   Simpson College                                          3.000       07/01/2016          10.58             166
      73   Waldorf College                                          3.000       07/01/2005          10.77              67
     100   Wartburg College                                         3.750       04/01/2011          11.00              77
           ---------- KANSAS --------
      80   Fort Hays State University                               3.000       10/01/2007          10.08              70
      45   Hesston College                                          3.000       04/01/2006          11.14              40
           ---------- KENTUCKY --------
     269   Georgetown College                                       3.000       12/01/2008          10.04             219
     520   Georgetown College                                       3.000       12/01/2009          10.05             410
     156   Spalding University                                      3.000       09/01/2007          10.66             137
     302   Transylvania University                                  3.000       11/01/2010          10.51             238
           ---------- LOUISIANA --------
     100   Dillard University                                       3.000       04/01/2008          11.09              85
     166   Louisiana State University                               3.625       07/01/2004           9.04             159
      98   Louisiana State University                               3.000       07/01/2005           8.84              92

                See accompanying accountants' compilation report
                       and notes to financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                   May 31,2004
                                   -----------

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                        Stated                         Internal        Amortized
 Principal                                                        Interest       Maturity          Rate of       Cost (Notes
  Balance                       Description                        Rate %          Date          Return % (A)      1 and 2)
---------- -------------------------------------------------     ----------     ----------       ------------   -------------
    $115   Louisiana State University                               3.000       07/01/2006           8.87            $106
           ---------- MARYLAND --------
     221   Hood College                                             3.625       11/01/2014          10.54             161
   1,660   Morgan State University                                  3.000       11/01/2014          10.56           1,158
           ---------- MASSACHUSETTS --------
     278   Hampshire College                                        3.000       07/01/2013          10.75             196
   1,014   Hampshire College                                        3.000       02/01/2014          10.70             709
      32   Becker Junior College                                    3.000       04/01/2005          11.21              29
      18   Boston Architectural Center                              3.750       11/01/2004          10.77              17
     188   Brandeis University                                      3.000       11/01/2011          10.64             143
     750   College of the Holy Cross                                3.625       10/01/2013          10.60             561
     325   College of the Holy Cross                                3.000       10/01/2006          10.63             290
   2,436   Northeastern University                                  3.000       05/01/2018          10.53           1,549
     318   Springfield College                                      3.500       05/01/2013          10.67             238
      15   Springfield College                                      3.000       05/15/2005          10.11              15
   1,985   Tufts University                                         3.000       10/01/2021          10.39           1,169
     580   Wheaton College                                          3.500       04/01/2013          10.70             422
      17   Wheelock College                                         3.000       05/01/2011          10.23              13
           ---------- MICHIGAN --------
      87   Albion College                                           3.000       10/01/2009          10.56              70
      81   Concordia College                                        3.000       04/01/2009          11.05              69
     120   Harper Grace Hospital                                    3.625       04/01/2005          11.26             111
   1,100   Mercy College of Detroit                                 3.625       10/01/2013          10.59             810
     750   University of Michigan                                   3.750       10/01/2005           9.51             706
           ---------- MINNESOTA --------
     324   College of Saint Thomas                                  3.000       11/01/2009          10.53             263
      64   College of Santa Fe                                      3.000       10/01/2005          10.66              59
     491   College of Santa Fe                                      3.000       10/01/2018          10.43             314
     367   MacAlester College                                       3.000       05/01/2020          10.46             225
           ---------- MISSISSIPPI --------
   1,309   Hinds Junior College                                     3.000       04/01/2013          10.42             964
     496   Millsaps College                                         3.000       11/01/2021          10.34             293
   1,290   Mississippi State University                             3.000       12/01/2020           9.64             790
           ---------- MISSOURI --------
      94   Central Missouri State University                        3.625       07/01/2004          10.29              90
     475   Central Missouri State University                        3.000       07/01/2007          10.18             410
     209   Drury College                                            3.000       04/01/2015          10.63             144
     304   Drury College                                            3.000       10/01/2010          10.75             237
     391   Southeast Missouri State University                      3.000       04/01/2007          10.58             343
           ---------- MONTANA --------
     270   Carroll College                                          3.750       06/01/2014          10.46             194
     134   Carroll College                                          3.000       06/01/2018          10.15              85

                See accompanying accountants' compilation report
                       and notes to financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                   May 31,2004
                                   -----------

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                        Stated                         Internal        Amortized
 Principal                                                        Interest       Maturity          Rate of       Cost (Notes
  Balance                       Description                        Rate %          Date          Return % (A)      1 and 2)
---------- -------------------------------------------------     ----------     ----------       ------------   -------------
           ---------- NEBRASKA --------
     $16   Midland Lutheran College                                 3.000       04/01/2005          11.20             $15
           ---------- NEW HAMPSHIRE --------
     119   New England College                                      3.000       04/01/2016          10.77              77
           ---------- NEW JERSEY --------
   1,350   Fairleigh Dickinson University                           3.000       11/01/2017          10.39             876
     475   Newark Beth Israel Hospital                              3.625       01/01/2014          11.06             331
   1,350   Rider College                                            3.625       11/01/2013          10.42           1,005
     342   Rider College                                            3.000       05/01/2017          10.70             219
     520   Rutgers, The State University                            3.750       05/01/2016           9.19             384
     257   Seton Hill College                                       3.625       11/01/2014          10.53             185
           ---------- NEW YORK --------
     772   College of Saint Rose                                    3.000       05/01/2022          10.43             449
     470   Daemen College                                           3.000       04/01/2016          10.77             307
     377   Dowling College                                          3.000       10/01/2010          10.75             295
     853   D'Youville College                                       3.000       04/01/2018          10.90             525
   1,384   Hofstra University                                       3.000       11/01/2012          10.61           1,021
     127   Long Island University                                   3.750       05/01/2005          11.22             118
     123   Long Island University                                   3.000       11/01/2009          10.69              99
     429   Long Island University                                   3.000       11/01/2009          10.69             347
     425   Long Island University                                   3.625       06/01/2014          10.49             303
      21   Long Island University                                   3.750       10/01/2004          10.79              20
     659   Memorial Hospital for Cancer and Allied Diseases         3.375       04/01/2012          10.68             496
      85   SUNY, Mohawk Valley Community College                    3.000       04/01/2005          10.26              79
     309   Utica College                                            3.000       11/01/2009          10.53             251
           ---------- NORTH CAROLINA --------
     137   Catawba College                                          3.000       12/01/2009          10.27             107
     310   Elizabeth City State University                          3.000       10/01/2017          10.02             206
     196   High Point College                                       3.000       12/01/2010          10.26             148
      69   Lenoir Rhyne College                                     3.000       12/01/2006          10.04              60
     105   North Carolina State University                          3.625       09/01/2004           7.97             102
      27   Queens College                                           3.625       07/01/2004          10.90              26
      18   Saint Mary's College                                     3.000       03/01/2005          11.25              17
     342   Saint Mary's College                                     3.000       06/01/2020          10.14             206
     202   University of North Carolina                             3.000       11/01/2005           8.81             192
     280   University of North Carolina                             3.000       01/01/2008           9.50             238
      19   University of North Carolina                             3.000       01/01/2007           9.50              17
           ---------- OHIO --------
      51   Rio Grande College                                       3.000       03/30/2009          10.93              42
     194   University of Steubenville                               3.125       04/01/2010          10.98             151
     570   Wittenberg University                                    3.000       05/01/2015          10.76             382
     193   Wittenberg University                                    3.000       11/01/2017          10.39             125

                See accompanying accountants' compilation report
                       and notes to financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                   May 31,2004
                                   -----------

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                        Stated                         Internal        Amortized
 Principal                                                        Interest       Maturity          Rate of       Cost (Notes
  Balance                       Description                        Rate %          Date          Return % (A)      1 and 2)
---------- -------------------------------------------------     ----------     ----------       ------------   -------------
     $24   Wooster Business College                                 3.000       03/30/2009          10.88             $20
           ---------- OKLAHOMA --------
     895   Cameron University                                       3.000       04/01/2007          10.16             779
     400   Langston University                                      3.000       04/01/2007          10.56             345
      40   Southern Nazarene University                             3.750       04/01/2005          11.27              37
           ---------- OREGON --------
     630   George Fox College                                       3.000       07/01/2018          10.64             395
      67   Linfield College                                         3.000       10/01/2017          10.44              43
           ---------- PENNSYLVANIA --------
     408   Albright College                                         3.000       11/01/2015          10.23             287
     145   Carnegie-Mellon University                               3.000       05/01/2009          10.73             117
     795   Carnegie-Mellon University                               3.000       11/01/2017          10.51             514
     880   Drexel University                                        3.500       05/01/2014          10.53             635
     490   Gannon University                                        3.000       11/01/2011          10.49             374
     176   Gannon University                                        3.000       12/01/2022          10.13             101
     175   Lycoming College                                         3.625       05/01/2014          10.64             126
     245   Lycoming College                                         3.750       05/01/2015          10.62             173
     162   Moravian College                                         3.375       11/01/2012          10.52             122
   2,044   Philadelphia College of Art                              3.000       01/01/2022          10.62           1,166
     445   Saint Vincent College                                    3.500       05/01/2013          10.86             323
     935   Villanova University                                     3.000       04/01/2019          10.70             565
     292   York Hospital                                            3.000       05/01/2020          10.64             175
           ---------- RHODE ISLAND --------
      70   Rhode Island College                                     3.000       10/01/2005          10.09              65
           ---------- SOUTH CAROLINA --------
      22   Benedict College                                         3.750       11/01/2004          10.75              21
     332   Benedict College                                         3.000       11/01/2006          10.61             300
   1,532   Benedict College                                         3.000       11/01/2020          10.36             927
     105   Clemson University                                       3.000       07/01/2005           9.51              98
      85   Coker College                                            3.000       12/01/2009          10.04              67
      44   Columbia College                                         3.625       07/01/2004          10.90              42
      30   Columbia College                                         3.000       07/01/2006          10.80              27
     368   Morris College                                           3.000       11/01/2009          10.53             299
           ---------- SOUTH DAKOTA --------
     145   Dakota Wesleyan University                               3.000       10/01/2015          10.46              99
           ---------- TENNESSEE --------
     258   Cumberland University                                    3.000       08/01/2017          10.52             164
     161   Hiwassee College                                         3.000       09/15/2018          10.58             101
           ---------- TEXAS --------
      78   Cisco Junior College                                     3.000       07/01/2005          10.15              75
     280   Houston Tillotson College                                3.500       04/01/2014          10.90             197
     225   McLennan Community College                               3.000       04/01/2006          10.49             202

                See accompanying accountants' compilation report
                       and notes to financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                   May 31,2004
                                   -----------

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                        Stated                         Internal       Amortized
 Principal                                                        Interest       Maturity          Rate of      Cost (Notes
  Balance                       Description                        Rate %          Date          Return % (A)     1 and 2)
---------- -------------------------------------------------     ----------     ----------       ------------   -------------
    $268   Southern Methodist University                            3.000       10/01/2007          10.61            $231
   1,830   Southwest Texas State University                         3.000       10/01/2015           9.51           1,302
   1,397   Stephen F. Austin State University                    3.375-3.500    10/01/2012           9.57           1,089
     411   Texas A & I University                                   3.000       07/01/2009           9.57             340
     350   Texas Southern University                                3.500       04/01/2013          10.45             257
     546   University of Saint Thomas                               3.000       10/01/2019          10.41             336
           ---------- VERMONT --------
     116   Champlain College                                        3.000       12/01/2013          10.19              82
   1,361   Saint Michael's College                                  3.000       05/01/2013          10.60             990
     260   Vermont State College                                    3.000       06/01/2008           9.02             223
     196   Vermont State College                                    3.000       07/01/2014           9.30             143
           ---------- VIRGINIA --------
   1,040   James Madison University                                 3.000       06/01/2009          10.49             836
     368   Lynchburg College                                        3.750       05/01/2015          10.64             263
     510   Lynchburg College                                        3.000       05/01/2018          10.68             320
     273   Mary Baldwin College                                     3.375       05/01/2012          10.68             206
     475   Marymount University                                     3.000       05/01/2016          10.52             315
   2,411   Norfolk State University                                 3.000       12/01/2021           9.77           1,449
     180   Randolph-Macon College                                   3.000       05/01/2010          10.72             144
     377   Saint Paul's College                                     3.000       11/01/2014          10.56             268
   1,772   Virginia Commonwealth University                         3.000       06/01/2011          10.01           1,360
     185   Virginia Commonwealth University                         3.000       06/01/2004          10.08             176
     195   Virginia Wesleyan College                                3.000       11/01/2009          10.54             161
     128   Virginia Wesleyan College                                3.000       11/01/2010          10.51             101
           ---------- WASHINGTON --------
     145   Olympic Community College                                3.000       10/01/2008          10.07             126
     282   Seattle University                                       3.000       11/01/2008          10.55             236
     110   Western Washington University                            3.625       10/01/2004          10.18             106
     140   Western Washington University                            3.750       10/01/2005          10.19             131
           ---------- WEST VIRGINIA --------
     211   Bethany College                                          3.375       11/01/2012          10.54             161
     230   Bethany College                                          3.000       11/01/2017          10.40             150
     363   Bethany College                                          3.000       11/01/2012          10.40             269
      40   Wheeling College                                         3.000       11/01/2007          10.59              35
           ---------- WISCONSIN --------
     348   Carroll College                                          3.750       03/01/2015          10.93             248
     435   Marian College                                           3.000       10/01/2016          10.45             290
     144   Saint Norbert College                                    3.000       04/01/2007          11.10             124

                See accompanying accountants' compilation report
                       and notes to financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                   May 31,2004
                                   -----------

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                        Stated                         Internal        Amortized
 Principal                                                        Interest       Maturity          Rate of       Cost (Notes
  Balance                       Description                        Rate %          Date          Return % (A)      1 and 2)
---------- -------------------------------------------------     ----------     ----------       ------------   -------------
           ---------- DISTRICT OF COLUMBIA --------
  $2,399   Georgetown University                                    3.000       11/01/2020          10.36          $1,452
   6,205   Georgetown University                                    4.000       11/01/2020          10.52           4,016
     209   Georgetown University                                    3.000       05/01/2005          10.86             197
           ---------- PUERTO RICO --------
      55   Inter American University of Puerto Rico                 3.000       09/01/2007          10.66              48
   1,924   Inter American University of Puerto Rico                 3.000       01/01/2017          10.94           1,236
   1,209   University of Puerto Rico, Rio Piedras Campus            3.000       06/01/2011           9.39             948
--------                                                                                                         --------
 103,375   Total College and University Loans                                                                      73,223
--------                                                                                                         --------

           Allowance for Loan Losses                                                                                1,432
                                                                                                                 --------

           Net Loans of the Trust                                                                                  71,791
                                                                                                                 --------

           INVESTMENT AGREEMENTS (16.6%)
   1,949   JPMorgan Chase Bank - Liquidity Fund                     7.750       06/01/2018          7.750           1,949
  12,338   JPMorgan Chase Bank - Revenue Fund                       7.050       06/01/2018          7.050          12,338
--------                                                                                                         --------
  14,287   Total Investment Agreements                                                                             14,287
--------                                                                                                         --------
$117,662   Total Investments (100.0%)                                                                             $86,078
========                                                                                                         ========

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

                See accompanying accountants' compilation report
                       and notes to financial statements.

ITEM 2. CODE OF ETHICS
Not applicable to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable to the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS
Schedule is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to the registrant.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable to the registrant.

ITEM 10.  CONTROLS AND PROCEDURES
Not applicable to the registrant.

ITEM 11.  EXHIBITS
The following exhibits are attached to this Form N-CSR:
 (a)
         (1) Code of ethics or amendments: not applicable to the registrant.
         (2) Certification by the registrant's Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.
         (3) Written solicitation to purchase securities: not applicable to the registrant.
         (4) Annual Compliance Statement of the services GMAC Commercial Mortgage Corporation, is attached.
         (5) Attestation Report of Independent Accountants, PricewaterhouseCoopers, LLP.
         (6) GMAC reports pursuant to Section 1301, 1302, 1303, 1304, 1306, and 1307 of the servicer agreement.

(b) Certification by the registrant's Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): College and University Facility Loan Trust Two

       ------------------------------------

By: US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated March 11, 1988 and Amended and restated on May 12, 1988, and December 4, 1989.

By:    /s/ Diana J. Kenneally
       -------------------------------------
       Assistant Vice President

Date:  August 24, 2004
       -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated March 11, 1988 and Amended and restated on May 12, 1988, and December 4, 1989.

By:    /s/ Diana J. Kenneally
       -------------------------------------
       Assistant Vice President

Date:  August 24, 2004
       -------------------------------------